Capital Stock - Summary of Stock Option Information (Detail) - Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options
Outstanding - beginning of year (in shares)	605,594	359,496	208,788
Grants in period (shares)	0	277,066	155,053
Exercised (in shares)	(25,681)	(30,968)	0
Forfeited / expired (in shares)	0	0	(4,345)
Outstanding - end of year (in shares)	579,913	605,594	359,496
Exercisable - end of year (in shares)	404,716	309,609	224,687
Weighted-Average Exercise Price ($)
Outstanding - beginning of year (in dollars per share)	$ 14.16	$ 18.45	$ 24.78
Granted (in dollars per share)	0	8.00	9.76
Exercised (in dollars per share)	10.47	8.96	0
Forfeited / expired (in dollars per share)	0	0	12.45
Outstanding - end of year (in dollars per share)	14.32	14.16	18.45
Exercisable - end of year (in dollars per share)	$ 16.92	$ 19.12	$ 21.54